Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		11 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021		Dec. 31, 2022
Formation costs, professional fees and general and administrative costs	$ 2,652,552	$ 386,902	$ 6,238,574	$ 1,045,154	$ 10,861		$ 1,509,446
Loss from operations	(2,652,552)	(386,902)	(6,238,574)	(1,045,154)	(10,861)		(1,509,446)
Other income:
Interest earned on marketable securities held in Trust Account	1,604,659	1,071,188	7,024,163	1,405,427	0		3,399,736
Change in fair value of Convertible Promissory Notes – Related Party	(22,210)	0	(38,199)	0
Interest expense – Convertible Promissory Notes – Related Party	(24,634)	0	(41,773)	0
Other income, net	1,557,815	1,071,188	6,944,191	1,405,427			3,399,736
Net (loss) income	$ (1,094,737)	$ 684,286	$ 705,617	$ 360,273	$ (10,861)		$ 1,890,290
Common Class A [Member]
Other income:
Basic weighted average shares outstanding	11,835,288	23,000,000	19,182,202	21,567,766	0		21,928,767
Diluted weighted average shares outstanding	11,835,288	23,000,000	19,182,202	21,567,766	0		21,928,767
Basic net (loss) income per share	$ (0.06)	$ 0.02	$ 0.03	$ 0.01	$ 0		$ 0.07
Diluted net (loss) income per share	$ (0.06)	$ 0.02	$ 0.03	$ 0.01	$ 0		$ 0.07
Common Class B [Member]
Other income:
Basic weighted average shares outstanding	5,750,000	5,750,000	5,750,000	5,703,297	5,000,000	[1]	5,715,068
Diluted weighted average shares outstanding	5,750,000	5,750,000	5,750,000	5,703,297	5,000,000	[1]	5,715,068
Basic net (loss) income per share	$ (0.06)	$ 0.02	$ 0.03	$ 0.01	$ 0		$ 0.07
Diluted net (loss) income per share	$ (0.06)	$ 0.02	$ 0.03	$ 0.01	$ 0		$ 0.07

[1]	Excluded an aggregate of up to 750,000 Class B ordinary shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised (see Note 5). On November 17, 2021, the Sponsor surrendered an aggregate of 1,437,500 Founder Shares for no consideration, thereby reducing the aggregate number of Founder Shares held by the Sponsor to 5,620,000 Founder Shares. All share and per-share amounts have been retroactively restated to reflect the reverse share split on Founder Shares (see Note 5). On January 22, 2022, the underwriters fully exercised their over-allotment option resulting in no forfeiture of Class B ordinary shares.